SEGMENT REPORTING (Details 4) (USD $) In Billions, unless otherwise specified	12 Months Ended
Oct. 28, 2012 segment
Revenues from major customer
Number of reportable business segments	5
Revenues | Customer concentration | Wal-Mart Stores
Revenues from major customer
Revenues	1.19
Concentration risk (as a percent)	13.20%